                   STATE BOND
                   Tax Exempt Fund


[LOGO]





                                  State Bond
                                Tax Exempt Fund





                                  Semi-Annual
                                    Report






                               December 31, 1995

                          State Bond Tax Exempt Fund


JANUARY 12, 1996

TO THE SHAREHOLDERS:

The State Bond Tax Exempt Fund (the "Fund") had total net assets at December 31, 1995 of $82.9 million. The Fund paid dividends totalling 29 cents per share during this six month period.

Net asset value per share increased from $10.77 to $11.03 per share during the six month period. Bond valuations increased as interest rates trended lower. In July 1995, the Federal Reserve announced a decrease in the Fed Funds rate and continued a moderating policy with another decrease in December 1995. These decreases, totaling .5%, coupled with a slowing economy, resulted in lower interest rates. This was evident by the 30-year Treasury bond which began the period at 6.6% and closed the year just below 6.0%.

The portfolio continues to emphasize quality and diversification. The Schedule of Investments in this report shows that the Fund owns 71 issues. The top five holdings in the portfolio include New York State Environmental Pollution Control, Indianapolis Public Improvement, City of Chicago Illinois Gas Supply, Metropolitan Pier Exposition Authority, and Sweetwater County. Evidence of the Fund's quality may be ascertained from the rating of each security by Moody's Investor Services, Inc. and/or Standard and Poor's Corporation. By selecting the higher rating from either service, tax exempt bonds comprising 38.3% of the total portfolio are A rated, 22.7% are AA rated, and 37.1% are AAA rated. The remaining portion of the portfolio is invested in short-term securities.

We appreciate your investment in the Fund and look forward to continuing to help you meet your investment goals. Should you desire additional information, we would welcome your inquiries.

Sincerely,


/s/ Keith O. Martens
Keith O. Martens
Vice President

                          State Bond Tax Exempt Fund

                      Schedule of Investments (Unaudited)

                               December 31, 1995


                                       MOODY'S/S&P  PRINCIPAL
                                          RATING     AMOUNT       VALUE
                                       -----------------------------------
MUNICIPAL BONDS (98.1%)

ALASKA
Alaska Housing Finance Corp.,
 Collateralized Veterans Mortgage
 Program, Series 1991 B-1, 6.90% due
 6/1/2032                                 Aaa/AAA  $  740,000  $   774,343
Alaska Housing Finance Corp.,
 Collateralized Home Mortgage Bonds,
 1988 Series A-1, 7.625% due 2/1/2013     Aaa/AAA     325,000      340,558

ARIZONA
Arizona Industrial Development
 Authority, 5.45% due 6/1/2009               A2/A   1,500,000    1,531,635

CALIFORNIA
Central Coast Water Authority Rev.
 Bonds, Series 1992, 6.35% due 10/1/2007  Aaa/AAA   1,000,000    1,093,840
Walnut Valley, CA, Water District,
 Certificate of Participation, 6.125%
 due 2/1/2009                             Aaa/AAA   1,000,000    1,055,420

COLORADO
Housing Finance Agency, Single Family
 Housing Rev. Bonds, 1986 Series A,
 8.00% due 3/1/2017                         Aa/NR     260,000      269,461

DISTRICT OF COLUMBIA
District of Columbia University Rev.
 Bonds, 6.30% due 10/1/2013                NR/AAA   1,250,000    1,329,450


                                       MOODY'S/S&P  PRINCIPAL
                                          RATING     AMOUNT       VALUE
                                       -----------------------------------
MUNICIPAL BONDS (CONTINUED)

ILLINOIS
Chicago, Illinois, Water Rev. Bonds,
 7.20%  due 11/15/2016                      A1/A+  $2,000,000  $ 2,251,940
Chicago, Illinois, Public District
 Capital Improvement Bonds, 5.45% due     Aaa/AAA   1,000,000    1,047,520
 1/1/2004
City of Chicago, Illinois Gas Supply
 Rev. Bonds, 7.50% due 3/1/2015           Aa3/AA-   2,580,000    2,865,013
Illinois State Dedicated Tax Rev.
 Bonds, Civic Center Series A, 6.00%
 due 12/15/2015                           Aaa/AAA   1,000,000    1,024,470
Illinois State University Auxiliary
 Facility System, Board of Regents Rev.
 Bonds, Series 1989, 7.40% due 4/1/2014    Aaa/A+   1,050,000    1,188,201
Illinois State University Auxiliary
 Facility System, Board of Regents Rev.
 Bonds, Series 1989, 7.40% due 4/1/2013    Aaa/A+     500,000      565,810
Illinois School District #065, 5.875%
 due 12/1/2008                            Aaa/AAA   1,000,000    1,047,950
Metropolitan Pier Exposition Authority,
 Illinois Dedicated State Tax Rev.,
 6.00% due 6/1/2014                          A/A+   2,350,000    2,352,561
Rolling Meadows, Illinois Mortgage Rev.
 Bonds Woodfield Garden, 7.75% due
 2/1/2004                                    NR/A   2,000,000    2,169,560

INDIANA
Beech Grove, IN, IDR for Westvaco
 Corp., 8.75% due 7/1/2010                   A1/A     550,000      555,671
Highland, IN, School Building Corp.,
 6.75% due 7/15/2012                       NR/AAA   1,000,000    1,140,610
Indiana Municipal Power Agency, Series
 1992 A, 6.00% due 1/1/2007               Aaa/AAA   1,300,000    1,399,190

                          State Bond Tax Exempt Fund


                                       MOODY'S/S&P  PRINCIPAL
                                          RATING     AMOUNT       VALUE
                                       -----------------------------------
MUNICIPAL BONDS (CONTINUED)

INDIANA (CONTINUED)
Indiana State Toll Roads, Revenue
 Refunding Bond, 6.00% due 7/1/2013           A/A  $1,100,000  $ 1,106,050
Indiana Transportation Finance
 Authority, Series A, 6.25% due               A/A   1,150,000    1,189,296
 11/1/2016
Indianapolis, IN Public Improvement
 Bonds, Bank Series C, 6.70% due
 1/1/2017                                   A1/NR   3,225,000    3,658,730
Indianapolis, IN, Resource Recovery
 Rev. Bonds, Series A, 7.90% due             A/A+   1,115,000    1,183,550
 12/1/2008
Indianapolis, IN, Resource Recovery
 Rev. Bonds, Series B, 7.90% due             A/A+     430,000      456,436
 12/1/2008

LOUISIANA
Rapides Parish, LA, Housing & Mortgage
 Finance Authority, Single Family
 Mortgage, 7.25% due 8/1/2010             Aaa/AA-     750,000      843,750

MAINE
Maine State Housing Authority, Mortgage
 Purchase Bonds, 1988 Series B, 8.00%
 due 11/15/2015                            A1/AA-     415,000      445,171

MARYLAND
Maryland City Housing Multi-Family,
 FNMA, Series A, 7.25% due 7/1/2023        NR/AAA     750,000      789,495

MASSACHUSETTS
Massachusetts State Housing Finance
 Agency, Housing Projects Rev. Series
 A, 6.30% due 10/1/2013                     A1/A+   1,000,000    1,020,950


                                       MOODY'S/S&P  PRINCIPAL
                                          RATING     AMOUNT       VALUE
                                       -----------------------------------
MUNICIPAL BONDS (CONTINUED)

MASSACHUSETTS (CONTINUED)
Massachusetts State Housing Finance
 Agency, Housing Rev. Series A, 6.10%
 due 12/1/2016                            Aaa/AAA  $1,000,000  $ 1,027,240

MICHIGAN
Michigan State Housing Development
 Authority, Single Family, Series A,
 7.55% due 12/1/2014                       NR/AA+     145,000      146,434
Michigan State Housing Development,
 Series B, 6.95% due 12/1/2020             NR/AA+   1,000,000    1,056,560

MINNESOTA
Burnsville, Minnesota, Multi-Family
 Rev. Ref. Bonds, Coventry Court
 Apartments Project, Series 1989, 7.50%    NR/AAA     800,000      850,176
 due 9/1/2027
City of Minnetonka, MN, Multi-Family
 Rental Housing Rev. Bonds, 7.25% due
 12/1/2002                                 NR/AAA     800,000      849,080
Minnesota Housing Finance Agency,
 Single Family Mortgage, 6.25% due         Aa/AA+   1,300,000    1,347,034
 1/1/2015
Minnesota Housing Finance Agency,
 Single Family Mortgage Rev. Bonds 1989
 Series D, 7.35% due 7/1/2016              Aa/AA+     535,000      572,712
Minnesota Housing Finance Authority,
 Series 1993 E, 6.00% due 2/1/2014          NR/AA   1,460,000    1,485,448

                          State Bond Tax Exempt Fund


                                       MOODY'S/S&P  PRINCIPAL
                                          RATING     AMOUNT       VALUE
                                       -----------------------------------
MUNICIPAL BONDS (CONTINUED)

NEVADA
Clark County, Nevada School District,
 General Obligation Bonds, 5.30% due
 5/1/2004                                 Aaa/AAA  $1,000,000  $ 1,041,630
Clark County, NV, Improvement District,
 Special Assessment, 5.85% due 10/1/2015  Aaa/AAA     350,000      360,500
Humboldt County, NV, Pollution Control
 Rev. Bonds, Idaho Power Company, 8.30%
 due 12/20/2014                              NR/A   1,000,000    1,202,360
Lyon County, Nevada School District,
 6.75% due 6/1/2011                       Aaa/AAA     800,000      913,048
Washoe County, Nevada, General
 Obligation Bonds, 6.00% due 7/1/2009     Aaa/AAA     585,000      620,650

NEW HAMPSHIRE
New Hampshire Municipal Bond Bank,
 Series 91 J, Non-State Guaranteed,
 6.90% due 1/15/2012                        Aaa/A   1,080,000    1,220,897
State of New Hampshire Turnpike System
 Rev. Bonds, 8.375% due 11/1/2017           Aaa/A     900,000      989,190

NEW YORK
New York State Environmental Pollution
 Control Rev. Bonds, 7.25% due 6/15/2010     Aa/A   2,900,000    3,273,491
New York Local Government Assistance,
 Series A Rev. Bonds, 6.00% due 4/1/2016      A/A   1,000,000    1,049,160
New York Metro Transit Authority, 5.10%
 due 7/1/2004                             Aaa/AAA   1,000,000    1,036,290

NORTH CAROLINA
Wake County, Ind. Facilities Pollution
 Control, Carolina Power and Light,
 6.90% due 4/1/2009                         A2/A1   1,000,000    1,088,530


                                       MOODY'S/S&P  PRINCIPAL
                                          RATING     AMOUNT       VALUE
                                       -----------------------------------
MUNICIPAL BONDS (CONTINUED)

NORTH DAKOTA
Mercer County, ND, PCR Basin, Electric
 Power Co-op Series 84 C, 7.70% due
 1/1/2019                                   A2/A-  $1,695,000  $ 1,746,206
Mercer County, ND, PCR Basin, Electric
 Power Co-op Series A, 7.70% due
 1/1/2019                                   NR/A-     725,000      746,902
North Dakota Housing, Single Family
 Mortgage, 1992 Series A, 6.75% due
 7/1/2012                                   Aa/A+   1,635,000    1,733,345

OREGON
Oregon Sewer System Rev. Bonds, Series
 A, 6.05% due 2/1/2009                      A1/A+     500,000      536,865

PENNSYLVANIA
Erie County, PA, Industrial Development
 Authority Pollution Control Rev. Ref.
 Bonds, Series 1991, 7.15% due 9/1/2013     A3/A-     400,000      433,344

RHODE ISLAND
Rhode Island Depositors, Economic
 Protection Corp. Bonds, 6.625% due       Aaa/AAA    1,675,00    1,914,341
 8/1/2019

SOUTH DAKOTA
South Dakota Housing Development,
 Multi-Family Housing Rev. Bonds, 6.70%
 due 4/1/2020                               A1/A+   1,400,000    1,428,826
South Dakota State Building Authority
 Co-op, Series A, 7.50% due 12/1/2016       A1/A+     950,000      995,334

                          State Bond Tax Exempt Fund


                                       MOODY'S/S&P  PRINCIPAL
                                          RATING     AMOUNT       VALUE
                                       -----------------------------------
MUNICIPAL BONDS (CONTINUED)

TEXAS
Houston, Texas, Water & Sewer Rev. Ref.
 Bonds, 6.40% due 12/1/2009                   A/A  $1,545,000  $ 1,676,974
Texas Water Development Board Rev.,
 State Revolving Fund Bonds, 6.40% due
 7/15/2007                                 Aa/AAA   1,000,000    1,095,300
Texas State Public Property Finance
 Corp., 5.10% due 9/1/2003                Aaa/AAA     890,000      910,924
Texas Utility System Revenue Bonds,
 6.875% due 9/1/2020                      Aaa/AAA   1,000,000    1,129,720

UTAH
Utah State Municipal Finance Co-op,
 Government Revenue Bonds, 6.40% due
 8/1/2009                                     A/A   1,000,000    1,044,070
Intermountain Power Agency Utah, Rev.
 1987 Series B, 6.00% due 7/1/2016         Aa/AAA   1,000,000    1,007,840
Intermountain Power Agency Utah, Rev.
 Series I, 6.00% due 7/1/2021              Aa/AA-     200,000      200,022

VIRGINIA
Virginia Housing Authority, Residential
 Mortgage Rev. Bonds, Series B, 7.55%
 due 9/1/2012                              Aaa/A+   1,000,000    1,010,040
Virginia  Housing Development
 Authority, Series C, 1992, 6.50% due     Aa1/AA+     500,000      533,360
 7/1/2007

WASHINGTON
Washington State Municipal Finance
 Co-op, Government Rev. Bonds, 5.60%
 due 7/1/2007                               Aa/AA   1,500,000    1,543,605
Washington School District #320,
 General Obligation Bonds, 6.70% due      Aaa/AAA   1,000,000    1,117,300
 12/1/2007


                                       MOODY'S/S&P  PRINCIPAL
                                          RATING     AMOUNT       VALUE
                                       -----------------------------------
MUNICIPAL BONDS (CONTINUED)

WISCONSIN
Wisconsin Housing and Economic
 Development Authority, Series A, 7.10%
 due 3/1/2023                               Aa/AA  $  985,000  $ 1,054,295
Wisconsin Housing and Economic
 Development Authority, Home Ownership
 Single Family Mtg. Rev. Bonds, 9.125%
 due 12/1/2011                             Aa/AA-      15,000       15,445
Wisconsin Housing and Economic
 Development Authority, Series C, 5.20%
 due 11/1/2004                               A1/A   1,000,000    1,007,260

WYOMING
Sweetwater County, WY, PCR for Idaho
 Power, 7.625% due 12/1/2013               Aa2/A-   2,150,000    2,258,123
                                                               -----------
TOTAL MUNICIPAL BONDS
 (Cost $74,614,918)                                             79,966,502

SHORT-TERM SECURITIES (1.9%)

Ford Motor Credit Corp., 5.92% due
 1/03/96                                              475,000      474,922
Ford Motor Credit Corp., 5.77% due
 1/05/96                                            1,050,000    1,049,495
                                                               -----------

TOTAL SHORT-TERM SECURITIES
 (Cost $1,524,417)                                               1,524,417
                                                               -----------
TOTAL INVESTMENTS (100.0%)
 (Cost $76,139,335*)                                           $81,490,919
                                                               ===========

*Also represents cost for federal income tax purposes.
Ratings were provided by Moody's Investor Service, Inc. and Standard and Poor's Corporation.

See accompanying notes

                          State Bond Tax Exempt Fund

                      Statement of Assets and Liabilities

                         December 31, 1995 (Unaudited)


ASSETS
Investment in securities, at value (cost $76,139,335)
  (Note 1)--See accompanying schedule                                      $81,490,919
Cash                                                                            98,946
Interest receivable                                                          1,434,691
                                                                           -----------
TOTAL ASSETS                                                                83,024,556

LIABILITIES
Dividends payable                                                               59,138
Payable to affiliates                                                           54,465
Accrued expenses                                                                 4,604
                                                                           -----------
TOTAL LIABILITIES                                                              118,207
                                                                           -----------

NET ASSETS                                                                 $82,906,349
                                                                           ===========

Net Assets consist of:
  Paid-in capital                                                          $77,653,560
  Undistributed net realized loss on investments                               (98,795)
  Net unrealized appreciation on investment securities                       5,351,584
                                                                           -----------

NET ASSETS, for 7,517,093 shares outstanding                               $82,906,349
                                                                           ===========

NET ASSET VALUE and redemption price per share                             $     11.03
                                                                           ===========

Maximum offering price per share  (includes maximum sales charge of
  4.5%--reduced on purchases of $50,000 or more)                           $     11.55
                                                                           ===========

See accompanying notes.

                          State Bond Tax Exempt Fund

                            Statement of Operations

                Six Months Ended December 31, 1995 (Unaudited)


INVESTMENT INCOME
  Interest                                                                 $ 2,539,629

EXPENSES (Note 2)
  Investment advisory and management fees                                      204,096
  Rule 12b-1 plan fees                                                         102,297
  Accounting and custodian fees                                                 15,871
  Transfer agent fees                                                           15,687
  Shareholders' reports                                                          9,050
  Professional fees                                                             10,255
  Other expenses                                                                12,211
                                                                           -----------
    Total expenses                                                             369,467
                                                                           -----------
Net investment income                                                        2,170,162

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 1)
  Net realized loss on investments                                            (137,515)
  Change in unrealized appreciation on investment securities                 2,091,501
                                                                           -----------
Net realized and unrealized gain on investments                              1,953,986
                                                                           -----------

Net increase in net assets resulting from operations                       $ 4,124,148
                                                                           ===========

See accompanying notes.

                          State Bond Tax Exempt Fund

                      Statements of Changes in Net Assets

                                                                        SIX MONTHS
                                                                          ENDED                 YEAR
                                                                       DECEMBER 31,             ENDED
                                                                           1995               JUNE 30,
                                                                       (UNAUDITED)              1995
                                                                       ---------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                                $ 2,170,162           $ 4,457,677
  Net realized gain (loss) on investments                                 (137,515)               38,720
  Net unrealized appreciation                                            2,091,501             1,466,299
                                                                       ---------------------------------
    Net increase in net assets resulting from operations                 4,124,148             5,962,696

Distributions to shareholders from:
  Net investment income                                                 (2,170,162)           (4,457,677)
  Net realized gain                                                             --                    --
                                                                       ---------------------------------
    Total distributions to shareholders                                 (2,170,162)           (4,457,677)

Capital share transactions:
  Proceeds from sales of shares                                          1,793,711             4,250,461
  Proceeds from reinvested dividends                                     1,506,576             3,066,110
  Cost of shares redeemed                                               (3,990,295)           (8,328,499)
                                                                       ---------------------------------
    Net decrease in net assets resulting from share transactions          (690,008)           (1,011,928)
                                                                       ---------------------------------

Total increase in net assets                                             1,263,978               493,091

NET ASSETS
Beginning of period                                                     81,642,371            81,149,280
                                                                       ---------------------------------

End of period                                                          $82,906,349           $81,642,371
                                                                       =================================

OTHER INFORMATION
Shares:
  Sold                                                                     165,227               404,927
  Issued through reinvestment of dividends                                 138,697               291,063
  Redeemed                                                                (365,685)             (788,793)
                                                                       ---------------------------------
    Net decrease                                                           (61,761)              (92,803)
                                                                       ==================================

See accompanying notes.

                          State Bond Tax Exempt Fund

                             Financial Highlights

                                         SIX MONTHS
                                           ENDED
                                        DECEMBER 31
                                        (UNAUDITED)                   YEAR ENDED JUNE 30,
                                           1995        1995       1994       1993       1992       1991
                                        --------------------------------------------------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning of period      $ 10.77    $ 10.58    $ 11.09    $ 10.86    $ 10.52    $ 10.39
Income from investment operations:
Net investment income                         .29        .58        .59        .63        .68        .71
Net realized and unrealized gain
  (loss) on investments                       .26        .19       (.41)       .34        .36        .13
                                        --------------------------------------------------------------------
Total from investment operations              .55        .77        .18        .97       1.04        .84
Less distributions:
From net investment income                   (.29)      (.58)      (.59)      (.63)      (.68)      (.71)
From net realized gain                         --         --       (.10)      (.11)      (.02)        --
                                        --------------------------------------------------------------------
Total distributions                          (.29)      (.58)      (.69)      (.74)      (.70)      (.71)
                                        --------------------------------------------------------------------
Net asset value, end of period            $ 11.03    $ 10.77    $ 10.58    $ 11.09    $ 10.86    $ 10.52
                                        ====================================================================

TOTAL RETURN(A)                              5.16%      7.53%      1.55%      9.30%     10.18%      8.39%

RATIOS/SUPPLEMENTAL DATA(B)
Net assets, end of period (in
  thousands)                              $82,906    $81,642    $81,149    $80,055    $70,565    $60,841
Ratio of expenses to average net
  assets                                      .91%       .93%       .94%       .93%       .87%       .73%
Ratio of net investment income to
  average net assets                         5.32%      5.52%      5.37%      5.75%      6.33%      6.81%
Portfolio turnover rate                         7%        15%        17%        21%        16%         8%

(A) Total returns do not consider the effects of the one time sales charge and periods less than one year are not annualized.

(B)  Data expressed as a percentage are annualized as appropriate.

                          State Bond Tax Exempt Fund

                         Notes to Financial Statements

                         December 31, 1995 (Unaudited)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The State Bond Tax Exempt Fund (the "Fund") is the only investment portfolio of State Bond Municipal Funds, Inc., which is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The primary investment objective of the Fund is to maximize current income exempt from Federal income taxes to the extent consistent with the preservation of capital, with consideration given to the opportunity for capital gains by investing in tax-exempt securities. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific state, industry or region.

On June 14, 1995, ARM Financial Group, Inc. ("ARM") completed the acquisition of substantially all of the assets and business operations of SBM Company ("SBM"). As part of the acquisition, ARM Capital Advisors, Inc. ("ARM Capital Advisors"), a subsidiary of ARM, assumed the responsibilities of SBM as manager of the Fund. The Investment Advisory and Management Agreement between the Fund and ARM Capital Advisors contains the same material terms and conditions (including the fees payable to ARM Capital Advisors) as were contained in the Fund's prior Investment Advisory and Management Agreement with SBM.

As part of the acquisition, ARM acquired all of the issued and outstanding common stock of SBM Financial Services, Inc. ("SBM Financial Services"), the Fund's distributor. Effective June 14, 1995, SBM Financial Services also became the transfer agent for the Fund. Prior to the acquisition SBM functioned as the transfer agent for the Fund.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles for investment companies.

INVESTMENTS IN SECURITIES

Investment securities are stated at aggregate market values. Market valuations are furnished by a pricing service approved by the Board of Directors. The pricing service values portfolio securities which have remaining maturities of more than sixty days from the date of valuation at quoted bid prices. Such securities for which quotations are not readily available (which constitute a majority of the Fund's portfolio securities) are valued at fair value as determined by the pricing service. Securities which have remaining maturities of sixty days or less and short-term securities are valued at amortized cost which approximates market value. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Directors.

Security transactions are accounted for on trade date and interest income is recorded on the accrual basis. Realized gains or losses from investment transactions are determined on the basis of specific identification.

At December 31, 1995, net unrealized appreciation on a Federal income tax basis was $5,351,584, which is comprised of unrealized appreciation of $5,352,444 and unrealized depreciation of $860.

INCOME TAX STATUS

The Fund complied with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributed its taxable net investment income and net realized gains. Therefore, no provision for federal or state income taxes is required.

DISTRIBUTIONS TO SHAREHOLDERS

Exempt interest dividends from net investment income are declared daily and distributed monthly. Distributions from taxable net realized investment gains, if any, will be declared at least once a year. Dividends and distributions are recorded on the ex-dividend date.

2. INVESTMENT ADVISORY AGREEMENT AND PAYMENTS TO RELATED PARTIES

ARM Capital Advisors is the Fund's investment adviser. The investment advisory fee is computed at the annual rate of .5% on the average daily net assets of the Fund. In addition, the Fund pays .25% of the average daily net assets to SBM Financial Services under a Rule 12b-1 plan of share distribution. The investment adviser has voluntarily undertaken to reimburse the Fund for any expenses in excess of 1% of the average daily net assets despite the fact that higher expenses may be permitted by state law. No such reimbursement was required for the six months ended December 31, 1995.

Fees paid to SBM Financial Services for underwriting services in connection with sales of the Fund's capital shares aggregated $50,014 for the six months ended December 31, 1995. Such fees are not an expense of the Fund and are excluded from the proceeds received by the Fund for sales of its capital shares.

Certain officers and directors of the Fund are also officers of ARM, ARM Capital Advisors, and SBM Financial Services.

3. PURCHASES AND SALES OF SECURITIES

Aggregate purchases and proceeds from sales of securities, excluding short-term investments, during the six months ended December 31, 1995 amounted to $5,781,538 and $6,280,403, respectively.

4. CAPITAL SHARES

At December 31, 1995, the Fund had authority to issue ten billion shares of common stock, each with a par value of $.00001.

BOARD OF DIRECTORS

William B. Faulkner
President, William Faulkner & Associates, Inc.
Director, State Bond mutual funds

Patrick M. Finley
President, Universal Cooperatives, Inc.
Director, State Bond mutual funds

John Katz
Executive Vice President, Equitable Investment Corporation, retired 1991 Director, State Bond mutual funds

John R. Lindholm
Executive Vice President, ARM Financial Group, Inc.
Chairman, State Bond mutual funds

Chris L. Mahai
Senior Vice President, Strategic Integration, Star Tribune
Director, State Bond mutual funds

Theodore S. Rosky
Executive Vice President and Chief Financial Officer,
Providian Corporation, retired 1992
Director, State Bond mutual funds



                   ----------------------------------------

                               INVESTMENT ADVISER
                           ARM Capital Advisors, Inc.

                              GENERAL DISTRIBUTOR
                          SBM Financial Services, Inc.
                           100 North Minnesota Street
                                  P.O. Box 69
                         New Ulm, Minnesota  56073-0069
                                 1-800-328-4735

                                   CUSTODIAN
                       Investors Fiduciary Trust Company
                             Kansas City, Missouri

                   ----------------------------------------



This report is intended for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by the offering prospectus of the Fund, which contains details of sales commissions and other information.



Catalog #001723